CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
OTHER INCOME (LOSS)
Interest	$ 12	$ 123	$ 170	$ 555
Gain (loss) on settlement of debt	0	340	(161,292)	340
Loss on sale of marketable securities	0	(4,039)	0	(4,039)
Loss on impairment of marketable securities	0	(75,576)	0	(75,576)
Foreign currency (loss) gain	(3,979)	848	(11,033)	6,527
Net OTHER INCOME (LOSS)	(3,967)	(78,304)	(172,155)	(72,193)
EXPENSES
Corporate general and administrative	765,254	633,177	2,722,724	2,360,017
Exploration	333,152	278,151	778,269	892,875
Legal and accounting	313,614	40,637	562,982	369,259
Venezuelan operations	51,663	49,254	109,535	156,190
Arbitration (Note 3)	3,459,850	1,059,558	3,740,697	2,621,089
Equipment holding costs	212,617	287,531	660,873	698,561
Write-off of mineral property (Note 7)	0	0	425,010	0
Total EXPENSES	5,136,150	2,348,308	9,000,090	7,097,991
Loss before interest expense	(5,140,117)	(2,426,612)	(9,172,245)	(7,170,184)
Interest expense	(1,962,812)	(1,409,299)	(5,091,634)	(3,992,390)
Net loss for the period	$ (7,102,929)	$ (3,835,911)	$ (14,263,879)	$ (11,162,574)
Net loss per share, basic and diluted	$ (0.09)	$ (0.05)	$ (0.19)	$ (0.15)
Weighted average common shares outstanding	76,070,283	74,766,941	76,056,420	73,670,851